Form N-1A Supplement	Jan. 15, 2025
MRBL Enhanced Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
MRBL Enhanced Equity ETF (EDGE)
(the “Fund”)
October 16, 2025
Supplement to the Summary Prospectus, Prospectus, and
Statement of Additional Information (“SAI”),
each dated January 15, 2025
Change to Fund Website
Effective immediately, the Fund’s website is http://mrblmanagementetf.com/. All references in the Fund’s Summary Prospectus, Prospectus, and SAI to the prior website are revised to reflect the new website.

Change in Distributor
Effective on or about October 27, 2025, PINE Distributors LLC (“PINE” or the “Distributor”) will replace Quasar Distributors, LLC as the Fund’s distributor, and all references to the Fund’s current distributor in the Prospectus and SAI will refer to PINE. PINE’s principal address is 501 S. Cherry Street, Suite 610, Denver, Colorado 80246. PINE is not affiliated with the Fund or its investment adviser or sub-advisers.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.